Employee benefit expenses	12 Months Ended
Dec. 31, 2024
Employee benefit expenses
Employee benefit expenses

7Employee benefit expenses

	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Wages and salaries	183,193	198,988	218,098
Share-based compensation expenses	27,528	7,514	—
Expire of convertible note	—	—	1,817
Pension costs - defined contribution plans	15,651	10,616	14,657
Other staff welfare expenses	7,770	4,853	4,008
	234,142	221,971	238,580